Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes
Income Taxes

6. Income tax

Income tax reimbursement claims consist of claims for tax refunds relating to withheld capital gains tax, plus the Solidarity Surcharge (EUR 4 thousand; previous year: EUR 53 thousand). Income tax liabilities relate to current income tax liabilities for fiscal year 2019 (EUR 11 thousand; previous year: 0).